Debt	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Debt	Debt
The Company’s long-term debt obligations consist of the following:

	December 31, 2024			December 31, 2023
($ in millions)	Principal	Debt issuance cost, net	Total	Principal	Debt issuance cost, net	Total
6.500% Senior Secured U.S. Dollar Notes due February 2025	—	—	—	500	(1)	499
4.125% Senior Secured U.S. Dollar Notes due April 2026	750	(2)	748	750	(3)	747
3.500% Senior Secured Euro Notes due June 2026	779	(2)	777	829	(3)	826
6.250% Senior Secured U.S. Dollar Notes due January 2027	750	(2)	748	750	(3)	747
2.375% Senior Secured Euro Notes due April 2028	519	(2)	517	553	(3)	550
5.250% Senior Secured U.S. Dollar Notes due January 2029	750	(4)	746	750	(5)	745
4.250% Senior Secured Euro Notes due March 2030	519	(6)	513	—	—	—
Senior Secured Notes	4,068	(18)	4,050	4,131	(18)	4,113

Euro Term Loan Facilities due January 2027	623	(5)	619	884	(8)	876
Revolving Credit Facility A due July 2027	163	(6)	157	216	(9)	207
Revolving Credit Facility B due July 2027	334	(6)	328	467	(9)	458
Long-term debt, less current portion	5,188	(35)	5,153	5,699	(44)	5,655

Euro Term Loan Facilities due January 2027	208	—	208	—	—	—
Current portion of long-term debt	208	—	208	—	—	—

Short-term borrowings	—	—	—	16	—	16

Total debt	5,396	(35)	5,361	5,714	(44)	5,671

At December 31, 2024 and December 31, 2023, there were no debt issuance costs, net recorded as other non-current assets in the Consolidated Balance Sheets.

The principal amount of long-term debt maturing over the next five years and thereafter as of December 31, 2024 is as follows ($ in millions):

Year	U.S. Dollar Denominated	Euro Denominated	Total
2025	—	208	208
2026	750	987	1,737
2027	1,093	569	1,662
2028	—	519	519
2029	750	—	750
2030 and thereafter	—	519	519
Total principal payments	2,593	2,803	5,396
Senior Secured Notes

All of the senior secured notes (the “Notes”) were rated BBB- by Fitch Ratings, Inc. (“Fitch”), Ba1 by Moody’s Investor Service (“Moody’s”), and BB+ by Standard & Poor’s Ratings Services (“S&P”), at December 31, 2024. The key terms of the Notes are as follows:

Description	Principal (in millions)	Effective Interest Rate	Issuer	Redemption
4.125% Senior Secured U.S. Dollar Notes due April 2026	$750	4.34%	Parent	+
3.500% Senior Secured Euro Notes due June 2026	€750	3.65%	Parent	+
6.250% Senior Secured U.S. Dollar Notes due January 2027	$750	6.41%	Parent	++
2.375% Senior Secured Euro Notes due April 2028	€500	2.50%	Parent	+
5.250% Senior Secured U.S. Dollar Notes due January 2029	$750	5.39%	Parent	+
4.250% Senior Secured Euro Notes due March 2030	€500	4.48%	IGT Lottery Holdings B.V.	+

+    The issuer of the debt (the “Issuer”) may redeem in whole or in part at any time prior to the first date set forth in the redemption price schedule at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Issuer may redeem in whole or in part at a redemption price set forth in the redemption price schedule in the indenture governing the applicable Notes, together with accrued and unpaid interest. The Issuer may also redeem in whole but not in part at 100% of the principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Issuer will be required to offer to repurchase all of the applicable Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

++    The Parent may redeem in whole or in part at any time prior to the date which is six months prior to maturity at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. After such date, the Parent may redeem in whole or in part at 100% of the principal amount together with accrued and unpaid interest. The Parent may also redeem in whole but not in part at 100% of the principal amount together with accrued and unpaid interest in connection with certain tax events. Upon the occurrence of certain events, the Parent will be required to offer to repurchase all of the applicable Notes at a price equal to 101% of their principal amount together with accrued and unpaid interest.

The Notes issued by the Parent are guaranteed by certain subsidiaries of the Parent and secured by ownership interests in certain subsidiaries of the Parent, certain intercompany loans with principal balances in excess of $10 million, and certain accounts receivable. The 4.250% Senior Secured Euro Notes due March 2030 (the “4.250% Notes”) are guaranteed by the Parent and certain subsidiaries of the Parent, and secured by ownership interests in certain subsidiaries of the Parent, certain intercompany loans with principal balances in excess of $10 million, and certain accounts receivable.

Interest on the Notes is payable semi-annually in arrears. The Notes contain customary covenants and events of default. At December 31, 2024, the issuers were in compliance with such covenants.

On September 18, 2024, IGT Lottery Holdings B.V. issued €500 million of the 4.250% Notes at par. The Parent used the proceeds primarily to redeem the 6.500% Senior Secured U.S. Dollar Notes due February 2025 in full at par for total consideration, excluding interest, of $500 million. The Company recorded a $0.4 million loss on extinguishment of debt in connection with the redemption of the 6.500% Senior Secured U.S. Dollar Notes due February 2025, which is classified in other non-operating expense, net in the consolidated statement of operations for the year ended December 31, 2024.

Prior to September 15, 2026, IGT Lottery Holdings B.V. may redeem the 4.250% Notes in whole or in part at 100% of their principal amount together with accrued and unpaid interest and a make-whole premium. From September 15, 2026 to September 14, 2027, IGT Lottery Holdings B.V. may redeem the 4.250% Notes in whole or in part at 102.125% of their principal amount together with accrued and unpaid interest. From September 15, 2027 to September 14, 2028, IGT Lottery Holdings B.V. may redeem the 4.250% Notes in whole or in part at 101.0625% of their principal amount together with accrued and unpaid interest. On or after September 15, 2028, IGT Lottery Holdings B.V. may redeem the 4.250% Notes in whole or in part at 100% of their principal amount together with accrued and unpaid interest. Upon the occurrence of certain events constituting a change of control, IGT Lottery Holdings B.V. may be required to offer to repurchase all of the 4.250% Notes at a price equal to 101% of the principal amount together with accrued and unpaid interest. In certain events of default, the 4.250% Notes outstanding may become due and payable immediately.
On October 27, 2023, the Parent exercised the right to redeem in full the remaining €112 million of the 3.500% Senior Secured Euro Notes due July 2024 on November 7, 2023 for a redemption price of 100% of the principal amount consistent with the terms of the indenture governing such notes, together with accrued and unpaid interest.

On February 28, 2023, the Parent exercised the right to redeem: (i) €188 million of the 3.500% Senior Secured Euro Notes due July 2024 on March 16, 2023 for a redemption price of 100% of the principal amount and a make-whole call premium consistent with the terms of the indenture governing such notes, together with accrued and unpaid interest, and (ii) $200 million of the 6.500% Senior Secured U.S. Dollar Notes due February 2025 on March 16, 2023 for a redemption price of $1,012.54 per $1,000.00 of principal amount, together with accrued and unpaid interest.

In January 2023, International Game Technology redeemed the 5.350% Senior Secured U.S. Dollar Notes due October 2023 issued by International Game Technology in full pursuant to the exercise of the make-whole call option for $61 million, excluding interest.

In September 2022, the Parent used the proceeds from the sale of Lis Holdings S.p.A. to repurchase €200 million ($197 million) of the 3.500% Senior Secured Euro Notes due July 2024 for total consideration, excluding interest, of €201 million ($198 million) and $400 million of the 6.500% Senior Secured U.S. Dollar Notes due February 2025 for total consideration, excluding interest, of $406 million. The Company recorded a $2 million loss on extinguishment of debt in connection with the redemption of the 3.500% Senior Secured Euro Notes and a $9 million loss on extinguishment of debt in connection with the redemption of the 6.500% Senior Secured U.S. Dollar Notes, which are classified in other non-operating expense, net in the consolidated statement of operations for the year ended December 31, 2022.

Euro Term Loan Facilities

The Parent and certain of its subsidiaries are parties to an Amended and Restated Senior Facilities Agreement dated July 21, 2021, as amended (the “TLF Agreement”), which provides for two €500 million senior secured term loan facilities, one to the Parent and one to IGT Lottery Holdings B.V., maturing on January 25, 2027 (the “Euro Term Loan Facilities”). The borrowers must repay the Euro Term Loan Facilities in installments, as detailed below:

Due Date	Amount (€ in millions)
January 25, 2025	200
January 25, 2026	200
January 25, 2027	400

In December 2023, the Parent prepaid €200 million of the Euro Term Loan Facilities which was applied in full to the repayment installment due January 25, 2024.

Interest on the Euro Term Loan Facilities is payable between one and six months in arrears at rates equal to the applicable EURIBOR plus a margin based on (i) our public debt ratings by Fitch, Moody’s, and S&P and (ii) our ESG rating by Institutional Shareholder Services Inc. (“ISS”). At December 31, 2024 and 2023, the effective interest rate on the Euro Term Loan Facilities was 4.81% and 5.42%, respectively.

The Euro Term Loan Facilities are guaranteed by the Parent and certain of its subsidiaries and are secured by ownership interests in certain subsidiaries of the Parent, certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable. Upon the occurrence of certain events, the borrowers may be required to prepay the Euro Term Loan Facilities in full. The TLF Agreement limits the aggregate amount that the Parent can pay with respect to dividends and repurchases of ordinary shares in each year to $400 million if any two of our public debt ratings by Fitch, Moody’s, and S&P are lower than Ba1/BB+ and $550 million if any two of our public debt ratings by Fitch, Moody’s, and S&P are equal to or higher than Ba1/BB+, and provides that such limit is eliminated if any two of our public debt ratings by Moody’s, S&P, and Fitch are equal to or higher than Baa3/BBB-. The TLF Agreement also contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and maximum ratio of total net debt to EBITDA) and events of default. At December 31, 2024, the Parent was in compliance with the covenants.

In November 2023, the lenders under the TLF Agreement agreed that each principal prepayment by a borrower be applied to the next repayment installments due from such borrower in order of maturity instead of being applied to all repayment installments due from such borrower pro rata.
Revolving Credit Facilities

The Parent and certain of its subsidiaries are parties to an Amended and Restated Senior Facilities Agreement dated July 27, 2022 (the “RCF Agreement”), which provides for the following senior secured multi-currency revolving credit facilities (the “Revolving Credit Facilities”) maturing on July 31, 2027:

Facility (1)	Maximum Amount Available (in millions)
Revolving Credit Facility A	$820
Revolving Credit Facility B	€1,000
(1) The Parent, IGT Global Solutions Corporation, IGT Lottery Holdings B.V., IGT Lottery S.p.A, and International Game Technology are all borrowers under the Revolving Credit Facilities.

At December 31, 2024, the amounts available to be borrowed under Revolving Credit Facility A and Revolving Credit Facility B were $657 million and €680 million ($707 million), respectively.

Interest on the Revolving Credit Facilities is payable between one and six months in arrears at rates equal to the applicable Secured Overnight Financing Rate (“SOFR”) or Sterling Overnight Index Average (“SONIA”) rate, in each case subject to a credit adjustment spread, for borrowings in U.S. Dollars and Pounds Sterling, respectively, or the applicable EURIBOR for Euro borrowings, plus a margin based on (i) our public debt ratings by Fitch, Moody’s, and S&P and (ii) our ESG rating by ISS. The weighted average effective interest rate on the Revolving Credit Facilities at December 31, 2024 and December 31, 2023 was 5.71% and 6.49%, respectively.

The RCF Agreement provides that the following fees, which are recorded in interest expense, net in the Consolidated Statements of Operations, are payable quarterly in arrears:

•Commitment fees - payable on the aggregate undrawn and un-cancelled amount of the Revolving Credit Facilities based on a 0.35% margin.
•Utilization fees - payable on the aggregate drawn amount of the Revolving Credit Facilities at a rate ranging from 0.10% to 0.60% dependent on the percentage of the Revolving Credit Facilities utilized. The applicable rate was 0.10% at December 31, 2024.
The Revolving Credit Facilities are guaranteed by the Parent and certain of its subsidiaries and are secured by ownership interests in certain subsidiaries of the Parent, certain intercompany loans with principal balances in excess of $10 million and certain accounts receivable. Upon the occurrence of certain events, the borrowers may be required to repay the Revolving Credit Facilities and the lenders may have the right to cancel their commitments. The RCF Agreement limits the aggregate amount that the Parent can pay with respect to dividends and repurchases of ordinary shares in each year to $400 million if any two of our public debt ratings by Fitch, Moody’s, and S&P are lower than Ba1/BB+ and $550 million if any two of our public debt ratings by Fitch, Moody’s, and S&P are equal to or higher than Ba1/BB+, and provides that such limit is eliminated if any two of our public debt ratings by Fitch, Moody’s, and S&P are equal to or higher than Baa3/BBB-. The RCF Agreement also contains customary covenants (including maintaining a minimum ratio of EBITDA to net interest costs and a maximum ratio of total net debt to EBITDA) and events of default. At December 31, 2024, the borrowers were in compliance with the covenants.

TLF Agreement and RCF Agreement Amendments

In November 2023 and February 2024, the Parent entered into amendments to the TLF Agreement and RCF Agreement to permit the divestiture of IGT Gaming via a sale, spin-off, or spin-off with a merger. Effective immediately upon the divestiture’s closing, the amendments:

•Reduce the Revolving Credit Facility A commitment from $820 million to $650 million;
•Reduce the Revolving Credit Facility B commitment from €1 billion to €800 million;
•Mandate the first $2 billion of net proceeds be used to pay down debt within six months of the closing date, which shall include the full repayment of the Parent’s Euro Term Loan facility within one month of the closing date (this excludes the Euro Term Loan facility principal held by IGT Lottery Holdings B.V.);
•Permit shareholder distributions and/or share buybacks to the extent that the net proceeds exceed $2 billion; and
•Make certain adjustments to the debt covenants, such as the subsidiaries guaranteeing the Facilities.
Other Credit Facilities

The Parent and certain of its subsidiaries may borrow under senior unsecured uncommitted demand credit facilities made available by several financial institutions. At December 31, 2024, there were no short-term borrowings under these facilities. There were $16 million of short-term borrowings with an effective interest rate of 6.77% at December 31, 2023.

Letters of Credit

The Parent and certain of its subsidiaries obtain letters of credit under the Revolving Credit Facilities and under senior unsecured uncommitted demand credit facilities. The letters of credit secure various obligations, including obligations arising under customer contracts and real estate leases. The following table summarizes the letters of credit outstanding at December 31, 2024 and 2023 and the weighted-average annual cost of such letters of credit:

($ in millions)	Letters of Credit Outstanding (1)	Weighted-Average Annual Cost
December 31, 2024	111	1.06%
December 31, 2023	111	1.07%
(1) There were no letters of credit outstanding under the Revolving Credit Facilities.

Interest Expense, Net

	For the year ended December 31,
($ in millions)	2024	2023	2022
Senior Secured Notes	132	143	188
Revolving Credit Facilities	53	42	21
Term Loan Facilities	22	26	11
Other	7	6	4
Interest expense	215	217	224
Interest income	(9)	(10)	(8)
Interest expense, net	206	207	216